Goodwill And Identifiable Intangible Assets (Estimated Amortization of Identifiable Intangible Assets) (Details) $ in Millions	Dec. 31, 2017 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2018	$ 367
2019	268
2020	191
2021	142
2022	$ 4